                                                             File No. 333-103906


                             As filed April 30, 2003

                     U.S. SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-14
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                      [ ] Pre-Effective Amendment No.
                                                     -----
                      [X] Post-Effective Amendment No.  1
                                                      -----
                        (Check appropriate box or boxes)

                              Gartmore Mutual Funds
               (Exact Name of Registrant as Specified in Charter)

                                 (484) 530-1300
                        (Area Code and Telephone Number)

                                 1200 River Road
                        Conshohocken, Pennsylvania 19428
                     Address of Principal Executive Offices:
                     (Number, Street, City, State, Zip Code)

                            Elizabeth A. Davin, Esq.
                              One Nationwide Plaza
                              Columbus, Ohio 43215
                     Name and Address of Agent for Service:
                  (Number and Street) (City) (State) (Zip Code)

                                   Copies to:

                              Kristin H. Ives, Esq.
                       Stradley Ronon Stevens & Young, LLP
                            2600 One Commerce Square
                        Philadelphia, Pennsylvania 19103

            Approximate Date of Proposed Public Offering: As soon as
         practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

================================================================================

Title of the securities being registered: Class A, Class B and Class C shares of beneficial interest, without par value, of Gartmore Mutual Funds. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933.

                                     PART A



Part A, the definitive Prospectus Proxy Statement dated April 21, 2003, has been filed pursuant to Rule 497(b) of the Securities Act of 1933, as amended [File No. 333-103906] on April 30, 2003, and is herein incorporated by reference.

                                     Part B

                      STATEMENT OF ADDITIONAL INFORMATION
                                 April 21, 2003
                         (as supplemented April 30, 2003)

Acquisition of the Assets and Assumption of all          By and in exchange for:
            Stated Liabilities of:

             THE MONTGOMERY FUNDS                         GARTMORE MUTUAL FUNDS
     Montgomery Global Opportunities Fund
         Montgomery Global Focus Fund                Gartmore Worldwide Leaders Fund

       101 California Street, 35th Floor
        San Francisco, California 94111
                1-800-572-FUND

                      and

            THE MONTGOMERY FUNDS II
     Montgomery Partners Long-Short Equity        Gartmore Long-Short Equity Plus Fund
                   Plus Fund

       101 California Street, 35th Floor                     1200 River Road
        San Francisco, California 94111             Conshohocken, Pennsylvania 19428
                1-800-222-8222                               (484) 530-1300

     This Statement of Additional Information ("SAI") relates specifically to the proposed reorganization of (i) the Montgomery Global Opportunities Fund (the "MF Global Opportunities Fund") and the Montgomery Global Focus Fund (the "MF Global Focus Fund"), two portfolios of The Montgomery Funds ("TMF"), with and into the Gartmore Worldwide Leaders Fund (the "GMF Worldwide Leaders Fund"), a portfolio of Gartmore Mutual Funds (the "Gartmore Funds"), and (ii) the Montgomery Partners Long-Short Equity Plus Fund (the "MF Long-Short Fund"), a portfolio of The Montgomery Funds II ("TMF II") (which together with TMF are collectively referred to as the "Montgomery Funds"), with and into the Gartmore Long-Short Equity Plus Fund (the "GMF Long-Short Fund"), a series of the Gartmore Funds. We refer to the three Montgomery Funds as the "Acquired Funds" and the two Gartmore Funds as the "GMF Acquiring Funds."

     Pursuant to the proposed reorganizations (individually, a "Reorganization" and, collectively, the "Reorganizations"), each GMF Acquiring Fund would acquire all of the assets of the corresponding Acquired Fund in exchange solely for the assumption of all of the stated liabilities of such Acquired Fund and the same or a comparable class of shares of the corresponding GMF Acquiring Fund, to be distributed pro rata by the Acquired Fund to its shareholders, in complete liquidation of the Acquired Fund. Upon completion of the transactions contemplated by the Reorganizations, the Acquired Funds will be liquidated and terminated as series of the Montgomery Funds.

     Capitalized terms not otherwise defined in this SAI have the meanings assigned to them in the Prospectus/Proxy Statement dated April 21, 2003.

     This SAI is not a Prospectus; you should read this SAI in conjunction with the Prospectus/Proxy Statement dated April 21, 2003, relating to the Reorganizations. You can request a copy of the Prospectus/Proxy Statement by calling 1-800-848-0920 or by writing to the Gartmore Funds at P.O. Box 182205, Columbus, Ohio 43218-2205.

                                TABLE OF CONTENTS

                                                                           Page
                                                                           ----
Incorporation by Reference...................................................4
History......................................................................4
Description of the GMF Acquiring Funds and their Investments and Risks.......4
Management...................................................................4
Investment Advisory and Other Services.......................................4
Brokerage Allocation and Other Practices.....................................4
Capital Stock and Other Securities...........................................5
Purchase, Redemption and Pricing of Shares...................................5
Taxation.....................................................................5
Calculation of Performance Data..............................................5
Financial Statements.........................................................5

     Incorporation by Reference

     The following documents have previously been filed with the SEC and are incorporated by reference herein.

          (A) The Statement of Additional Information of the Gartmore Funds, dated April 21, 2003 (the "Gartmore Funds SAI").

          (B) The Annual Report to Shareholders of the Gartmore Funds for the fiscal year ended October 31, 2002.

     History

     For a discussion of the Gartmore Funds' history and other general information pertaining to the Gartmore Funds, see the section entitled "General Information And History" in the Gartmore Funds SAI.

     Description of the GMF Acquiring Funds and their Investments and Risks

     For a discussion of the investment strategies and risks of the GMF Acquiring Funds, see the sections entitled "Additional Information On Portfolio Instruments And Investment Policies," "Description Of Portfolio Instruments And Investment Policies," "Portfolio Turnover" and "Investment Restrictions" in the Gartmore Funds SAI.

     Management

     For information regarding the Trustees and Officers of the Gartmore Funds, including, but not limited to, the names and a brief occupational biography of each of the Trustees and officers, see the section entitled "Trustees And Officers Of The Trust" in the Gartmore Funds SAI.

     Investment Advisory and Other Services

     For a discussion of the GMF Acquiring Funds' advisory and management-related services agreements, see the section entitled "Investment Advisory And Other Services" in the Gartmore Funds SAI.

     Brokerage Allocation and Other Practices

     For a discussion of the GMF Acquiring Funds' brokerage policies, see the section entitled "Brokerage Allocations" in the Gartmore Funds SAI.

     Capital Stock and Other Securities

     For a discussion of each class of shares of the Gartmore Funds and the characteristics of the Gartmore Funds' shares of beneficial interest, see the sections entitled "Additional Information - Description of Shares" and "Additional Information - Voting Rights" in the Gartmore Funds SAI.

     Purchase, Redemption and Pricing of Shares

     For a description of the purchase and redemption procedures for the Gartmore Funds' shares and a discussion of the Gartmore Funds' valuation and pricing procedures, see the sections entitled "Additional Information on Purchases and Sales," "Valuation of Shares," "Systematic Investment Strategies," "Investor Privileges," and "Investor Services" in the Gartmore Funds SAI.

     Taxation

     For a discussion of the tax information relating to ownership of the Gartmore Funds' shares, see the sections entitled "Tax Status," and "Additional General Tax Information for All Funds" in the Gartmore Funds SAI.

     Underwriter

     For information concerning the principal underwriter of the Gartmore Funds' shares, see the section entitled "Distribution" in the Gartmore Funds SAI.

     Calculation of Performance Data

     For a description and quotation of certain performance data used by the GMF Acquiring Funds, see the section entitled "Fund Performance Advertising" in the Gartmore Funds SAI.

     Financial Statements

     The Annual Report to Shareholders of the Gartmore Funds for the fiscal year ended October 31, 2002 contain financial information for the GMF Worldwide Leaders Fund.

     Pro Forma Financial Statements which provide financial information for the GMF Worldwide Leaders Fund after giving effect to the Reorganizations with the MF Global Opportunities and Global Focus Funds, for the fiscal year ended October 31, 2002.*

----------
* No Pro Forma Financial Statements are provided for the MF Long-Short Fund because the GMF Long-Short Fund was recently organized for the purpose of continuing the investment operations of the MF Long-Short Fund.

                           Gartmore Worldwide Leaders
                         Montgomery Global Opportunites
                             Montgomery Global Focus
            Pro Forma Combining Statements of Assets and Liabilities
                                 As of 10/31/02
                                    Unaudited

                                                          Gartmore     Montgomery     Montgomery                        Pro Forma
                                                         Worldwide       Global         Global        Pro Forma         Combined
                                                          Leaders     Opportunites       Focus       Adjustments        (Note 1)
                                                        -----------   ------------   ------------   ------------      ------------
Assets:

Investment, at value
   (cost $3,014,844, $17,489,350, and $22,228,703;
   respectively)                                        $ 3,073,474   $ 16,392,284   $ 20,603,125   $         --      $ 40,068,883
Repurchase agreements, at cost                                   --             --         36,000             --            36,000
                                                        -----------   ------------   ------------   ------------      ------------
      Total Investments                                   3,073,474     16,392,284     20,639,125             --        40,104,883
Foreign currencies at value (cost $58,290, $141,
   and 636)                                                  57,669            148            410             --            58,228
Cash                                                             --             --          2,695             --             2,695
Unrealized appreciation on foreign currency contracts            --            382            553             --               935
Interest and dividends receivable                               920         16,450         23,115             --            40,485
Receivable for investments sold                             311,455        965,922        588,797             --         1,866,174
Receivable from adviser                                       1,690         50,116         53,752             --           105,558
Reclaims receivable                                           4,036         25,556          2,657             --            32,249
Prepaid expenses and other assets                            10,084            848                            --            16,324
                                                        -----------   ------------   ------------   ------------      ------------
      Total Assets                                        3,459,328     17,451,707     21,316,496             --        42,227,531
                                                        -----------   ------------   ------------   ------------      ------------

Liabilities:

Payable to custodian                                             --         20,630                            --            20,630
Line of credit                                              105,270             --             --             --           105,270
Payable for investments purchased                           210,644        834,557        438,992             --         1,484,193
Unrealized depreciation on foreign currency contracts         4,154            599             --             --             4,753
Accrued expenses and other payables:
   Investment advisory fees                                   2,598         46,754         52,352             --           101,704
   Fund administration and transfer agent fees                1,173         42,852         34,276             --            78,301
   Distribution fees                                          1,009             --             --             --             1,009
   Administrative servicing fees                                 21             --             --             --                21
   Other                                                        480         93,263        147,795             --           241,538
                                                        -----------   ------------   ------------   ------------      ------------
      Total Liabilities                                     325,349      1,038,655        673,415             --         2,037,419
                                                        -----------   ------------   ------------   ------------      ------------
Net Assets                                              $ 3,133,979   $ 16,413,052   $ 20,643,081   $         --      $ 40,190,112
                                                        ===========   ============   ============   ============      ============

Represented by:

Capital                                                 $ 5,363,163   $ 53,534,263   $ 67,961,035   $         --      $126,858,461
Accumulated net investment income (loss)                      4,154       (134,780)      (138,929)            --          (269,555)
Accumulated net realized gains (losses) from
  investment and foreign currency transactions           (2,288,858)   (35,892,102)   (45,554,214)                     (83,735,174)
Net unrealized appreciation (depreciation) on
   investments  and translation of assets and
   liablities denominated  in foreign currencies             55,520     (1,094,328)    (1,624,811)                      (2,663,619)
                                                        -----------   ------------   ------------   ------------      ------------
Net Assets                                              $ 3,133,979   $ 16,413,052   $ 20,643,081   $         --      $ 40,190,112
                                                        ===========   ============   ============   ============      ============

Net Assets:

Class A Shares                                          $ 1,045,926   $         --   $      3,648     37,052,485      $ 38,102,059
Class B Shares                                              936,469             --             --             --           936,469
Class C Shares                                               18,518             --             --             --            18,518
Class R Shares                                                   --     16,413,052     20,639,433    (37,052,485)               --
Institutional Service Class Shares                        1,133,066             --             --             --         1,133,066
                                                        -----------   ------------   ------------   ------------      ------------
      Total                                             $ 3,133,979   $ 16,413,052   $ 20,643,081   $         --      $ 40,190,112
                                                        ===========   ============   ============   ============      ============

Shares outstanding (unlimited number of shares authorized):

Class A Shares                                              190,335             --            592      6,737,475(a)      6,928,402
Class B Shares                                              173,030             --             --             --           173,030
Class C Shares                                                3,405             --             --             --             3,405
Class R Shares                                                   --      2,086,722      3,267,817     (5,354,539)(a)            --
Institutional Service Class Shares                          204,597             --             --             --           204,597
                                                        -----------   ------------   ------------   ------------      ------------
      Total                                                 571,367      2,086,722      3,268,409      1,382,936         7,309,434
                                                        ===========   ============   ============   ============      ============

Net asset value:

Class A Shares                                          $      5.50   $         --   $       6.16   $         --      $       5.50
Class B Shares (b)                                      $      5.41   $         --   $         --   $         --      $       5.41
Class C Shares (c)                                      $      5.44   $         --   $         --   $         --      $       5.44
Class R Shares                                          $        --   $       7.87   $       6.32   $         --      $         --
Institutional Service Class Shares                      $      5.54   $         --   $         --   $         --      $       5.54

Maximum offering price per share
   (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):

Class A Shares                                          $      5.84                  $       6.54                     $       5.84
Class C Shares                                          $      5.49                  $         --                     $       5.49
Maximum sales charge - Class A Shares                          5.75%                         5.75%                            5.75%
Maximum sales charge - Class C Shares                          1.00%                           --                             1.00%
                                                        -----------                  ------------                     ------------

(a) Shares adjusted to reflect the purchase into Class A Shares of the Gartmore Acquiring Fund at the Class A Shares net asset value.
(b) For Class B Shares, the redemption price per share varies by length of time shares are held.
(c) For Class C Shares, the redemption price per share is reduced by 1.00% for shares held less than one year.

                           Gartmore Worldwide Leaders
                         Montgomery Global Opportunites
                             Montgomery Global Focus
                  Pro Forma Combining Statements of Operations
                          For the period ended 10/31/02
                                    Unaudited

                                                            Gartmore     Montgomery     Montgomery                     Pro Forma
                                                           Worldwide       Global         Global      Pro Forma        Combined
                                                            Leaders     Opportunites      Focus      Adjustments       (Note 1)
                                                          -----------   ------------   -----------   -----------     ------------
Investment Income:

Interest income                                           $     2,636   $     7,133    $    22,394    $      --      $     32,163
Net income from securities lending                                 --        11,846         10,070           --            21,916
Dividend income (net of foreign tax withholding                52,834       284,388        251,264           --           588,485
   tax of $0; $0; $0; respectively)                                --            --             --           --                --
                                                          -----------   -----------    -----------    ---------      ------------
      Total Income                                             55,470       303,367        283,728           --           642,565
                                                          -----------   -----------    -----------    ---------      ------------

Expenses:

   Investment advisory fees                                    33,362       319,585        366,191     (136,861)(a)       582,277
   Fund administration and transfer agent fees                 14,960       144,194        196,928     (268,739)(a)        87,342
   Distribution fees Class A                                    2,832            --             14      137,146 (a)       139,992
   Distribution fees Class B                                   10,505            --             --           --            10,505
   Distribution fees Class C                                      210            --             --           --               210
   Administrative servicing Fees Class A                           16            --             --        1,683 (c)         1,699
   Administrative servicing Institutional Service Class            61            --             --           --                61
   Professional fees                                              239        41,578         56,176      (88,993)(b)         9,000
   Registration and Filing                                     24,919        17,113         31,002      (42,034)(b)        31,000
   Printing fees                                                2,652        15,535         24,103      (24,290)(b)        18,000
   Other                                                        2,111        41,061         46,167      (65,338)(b)        24,000
                                                          -----------   -----------    -----------    ---------      ------------
      Total expenses before reimbursed expenses                91,867       579,066        720,581     (487,426)          904,087
Expenses reimbursed                                           (31,081)      (86,559)      (189,434)     169,927          (137,147)
                                                          -----------   -----------    -----------    ---------      ------------
      Total Expenses                                           60,786       492,507        531,147     (317,499)          766,940
                                                          -----------   -----------    -----------    ---------      ------------
Net Investment Income (Loss)                                   (5,316)     (189,140)      (247,419)     317,499          (124,376)
                                                          -----------   -----------    -----------    ---------      ------------

REALIZED/UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS:

Net realized gains (losses) on investment transactions     (1,392,113)   (6,475,708)    (7,878,111)          --       (15,745,932)
Net realized gains (losses) on foreign
   currency transactions                                      (77,963)      (82,880)       (88,196)          --          (249,039)
                                                          -----------   -----------    -----------    ---------      ------------
Net realized gains (losses) on investment and foreign
   currency transactions                                   (1,470,076)   (6,558,588)    (7,966,307)          --       (15,994,970)
Net change in unrealized appreciation/
   depreciation on investments and translation
   of assets and liabilities denominated in
   foreign currencies                                       1,029,657      (706,248)       (72,831)          --           250,579
                                                          -----------   -----------    -----------    ---------      ------------
Net realized/unrealized gains (losses) on
   investments and foreign currencies                        (440,419)   (7,264,835)    (8,039,137)          --       (15,744,392)
                                                          -----------   -----------    -----------    ---------      ------------
CHANGE IN NET ASSETS RESULTING
   FROM OPERATIONS                                        $  (445,735)  $(7,453,976)   $(8,286,556)   $ 317,499      $(15,868,768)
                                                          ===========   ===========    ===========    =========      ============

----------
(a) Change based on assumption that current Gartmore fee structure for these fees would have been in place during the period.
(b)  Reduced to reflect duplication of expenses.
(c) Reflects the Administrative Service fee that will be applicable to Class A shares upon the completion of the Reorganization.

Gartmore Worldwide Leaders Combined
Schedule of Portfolio Investments
October 31, 2002
(Unaudited)

                                        Gartmore       Montgomery    Montgomery
                                       Worldwide         Global        Global       Pro Forma
                                        Leaders      Opportunities     Focus         Combined
                                         Shares          Shares        Shares         Shares
                                       ---------     -------------   ----------     ---------
Common Stocks (99.7%)
Australia (0.2%)
Banking (0.2%)
                                                          9,400                        9,400


Belgium (0.2%)
Brewery (0.2%)
                                          3,400                                        3,400

Finland (2.1%)
Telecommunications (1.8%)
                                                         15,700        27,600         43,300

Utilities (0.3%)
                                         18,100                                       18,100



France (9.6%)
Banking (1.6%)
                                                          5,260        10,500         15,760

Health & Personal Care (3.6%)
                                                          2,100         8,600         10,700
                                                          2,700         8,400         11,100



Oil & Gas (2.2%)
                                            600           2,600         3,300          6,500

Pharmaceuticals (1.5%)
                                                          4,200         5,800         10,000

Television (0.2%)
                                                          3,150                        3,150

Transportation (0.5%)
                                                          7,800                        7,800



Germany (7.0%)
Automotive (3.4%)
                                          3,600                                        3,600
                                                            865         1,760          2,625



Computer Software & Services (1.5%)
                                                          2,300         5,700          8,000

Insurance (1.5%)




                                                                                   Gartmore         Montgomery         Montgomery
                                                                                   Worldwide          Global             Global
                                                                                    Leaders        Opportunties          Focus
                                                     Description               Market Value ($)  Market Value ($)   Market Value ($)
                                      ------------------------------------     ----------------  ----------------   ----------------
Common Stocks (99.7%)
Australia (0.2%)
Banking (0.2%)
                                      Australia and New Zealand Banking Group                          98,245
                                      Ltd.                                                          ---------
Belgium (0.2%)
Brewery (0.2%)
                                                                                    76,600
                                      Interbrew                                    -------
Finland (2.1%)
Telecommunications (1.8%)
                                                                                                      266,051            467,707
                                      Nokia Oyj                                                     ---------          ---------
Utilities (0.3%)
                                                                                   108,443
                                      Fortum Oyj                                   -------
                                                                                   108,443            266,051            467,707
                                                                                   -------          ---------          ---------
France (9.6%)
Banking (1.6%)
                                                                                                      209,248            417,700
                                      BNP Paribas SA                                                ---------          ---------
Health & Personal Care (3.6%)
                                                                                                      156,041            639,023
                                      L'Oreal SA                                                      164,741            512,527
                                      Sanofi-Synthelabo SA                                          ---------          ---------
                                                                                                      320,782          1,151,550
                                                                                                    ---------          ---------
Oil & Gas (2.2%)
                                                                                    82,650            357,355            453,568
                                      Total Fina Elf SA                            -------          ---------          ---------
Pharmaceuticals  (1.5%)
                                                                                                      250,869            346,438
                                      Aventis SA                                                    ---------          ---------
Television  (0.2%)
                                                                                                       80,925
                                      Societe Television Francaise                                  ---------
Transportation  (0.5%)
                                                                                                      194,144
                                      Autoroutes du Sud de la France               -------          ---------          ---------
                                                                                    82,650          1,413,323          2,369,256
                                                                                   -------          ---------          ---------
Germany  (7.0%)
Automotive (3.4%)
                                                                                   128,343
                                      Bayerische Motoren Werke AG                                     411,968            838,225
                                      Porsche AG                                   -------          ---------          ---------
                                                                                   128,343            411,968            838,225
                                                                                   -------          ---------          ---------
Computer Software & Services (1.5%)
                                                                                                      176,129            436,493
                                      SAP AG                                                        ---------          ---------
Insurance (1.5%)

                                      Pro Forma
                                      Combined
                                      Market Value ($)
                                      ----------------
Common Stocks (99.7%)
Australia (0.2%)
Banking (0.2%)
                                          98,245
                                       ---------
Belgium (0.2%)
Brewery (0.2%)
                                          76,600
                                       ---------
Finland (2.1%)
Telecommunications (1.8%)
                                         733,758

Utilities (0.3%)
                                         108,443
                                       ---------
                                         842,201
                                       ---------
France (9.6%)
Banking (1.6%)
                                         626,948
                                       ---------
Health & Personal Care (3.6%)
                                         795,064
                                         677,268
                                       ---------
                                       1,472,332
                                       ---------
Oil & Gas (2.2%)
                                         893,573
                                       ---------
Pharmaceuticals  (1.5%)
                                         597,307
                                       ---------
Television  (0.2%)
                                          80,925
                                       ---------
Transportation  (0.5%)
                                         194,144
                                       ---------
                                       3,865,229
                                       ---------
Germany  (7.0%)
Automotive (3.4%)
                                         128,343
                                       1,250,193
                                       ---------
                                       1,378,536
                                       ---------
Computer Software & Services (1.5%)
                                         612,622
                                       ---------
Insurance (1.5%)

Gartmore Worldwide Leaders Combined
Schedule of Portfolio Investments
October 31, 2002
(Unaudited)

                               Gartmore      Montgomery    Montgomery
                              Worldwide        Global        Global       Pro Forma
                               Leaders     Opportunities     Focus         Combined
                                Shares         Shares        Shares         Shares
                              ---------    -------------   ----------     ---------
                                                1,300         3,250          4,550


Pharmaceuticals (0.6%)
                                                5,100                        5,100



Hong Kong (0.5%)
Diversified (0.3%)
                                20,000                                      20,000

Telecommunications (0.2%)
                                               32,500                       32,500



Ireland (0.3%)
Banking (0.3%)
                                               15,100                       15,100

Israel (0.2%)
Pharmaceuticals (0.2%)
                                   875                                         875

Italy (5.0%)
Banking (2.3%)
                                               23,500        39,000         62,500
                                               45,800                       45,800



Insurance (0.7%)
                                               21,100                       21,100

Luxury Goods (0.2%)
                                                1,100                        1,100

Oil & Gas (0.4%)
                                               11,400                       11,400

Telecommunications (1.4%)
                                               20,400        50,100         70,500



Japan (8.5%)
Automotive (0.8%)
                                                6,700                        6,700
                                 8,600                                       8,600



Building & Construction (0.2%)

                                                                           Gartmore         Montgomery         Montgomery
                                                                           Worldwide          Global             Global
                                                                            Leaders        Opportunties          Focus
                                          Description                  Market Value ($)  Market Value ($)   Market Value ($)
                             ---------------------------------------   ----------------  ----------------   ----------------
                             Muenchener Rueckversucherungs                                     166,989            417,472
                             Gesellschaft AG                                                 ---------          ---------

Pharmaceuticals (0.6%)***
                             Schering AG (a)                                                   233,572
                                                                           -------           ---------          ---------
                                                                           128,343             988,658          1,692,190
                                                                           -------           ---------          ---------
Hong Kong (0.5%)
Diversified (0.3%)
                             Hutchison Whampoa Ltd.                        123,086
                                                                           -------
Telecommunications (0.2%)
                             China Mobile (Hong Kong) Ltd. (a)                                  79,798
                                                                           -------           ---------
                                                                           123,086              79,798
                                                                           -------           ---------
Ireland (0.3%)
Banking (0.3%)
                             Anglo Irish Bank                                                  100,861
                                                                                             ---------
Israel (0.2%)
Pharmaceuticals (0.2%)
                             Teva Pharmaceutical Industries Ltd. ADR        67,751
                                                                           -------
Italy (5.0%)
Banking (2.3%)
                             Banco Popolare di Verona e Novara Scrf                            279,573            463,972
                             Credito Italiano (a)                                              171,516
                                                                                             ---------          ---------
                                                                                               451,089            463,972
                                                                                             ---------          ---------
Insurance (0.7%)
                             R.A.S. SpA (a)                                                    262,279
                                                                                             ---------
Luxury Goods (0.2%)
                             Gucci Group                                                        99,398
                                                                                             ---------
Oil & Gas (0.4%)
                             ENI SpA                                                           157,025
                                                                                             ---------
Telecommunications (1.4%)
                             Telecom Italia SpA                                                161,863            397,516
                                                                                             ---------          ---------
                                                                                             1,131,654            861,488
                                                                                             ---------          ---------
Japan (8.5%)
Automotive (0.8%)
                             Honda Motor Co. Ltd.                                              239,599
                             Nissan Motor Co. Ltd.                          66,057
                                                                           -------           ---------
                                                                            66,057             239,599
                                                                           -------           ---------
Building & Construction (0.2%)

                                        Pro Forma
                                        Combined
                                    Market Value ($)
                                    ----------------
                                          584,461
                                        ---------

Pharmaceuticals (0.6%)***
                                           233,572
                                         ---------
                                         2,809,191
                                         ---------
Hong Kong (0.5%)
Diversified (0.3%)
                                           123,086
                                         ---------
Telecommunications (0.2%)
                                            79,798
                                         ---------
                                           202,884
                                         ---------
Ireland (0.3%)
Banking (0.3%)
                                           100,861
                                         ---------
Israel (0.2%)
Pharmaceuticals (0.2%)
                                            67,751
                                         ---------
Italy (5.0%)
Banking (2.3%)
                                           743,545
                                           171,516
                                         ---------
                                           915,061
                                         ---------
Insurance (0.7%)
                                           262,279
                                         ---------
Luxury Goods (0.2%)
                                            99,398
                                         ---------
Oil & Gas (0.4%)
                                           157,025
                                         ---------
Telecommunications (1.4%)
                                           559,379
                                         ---------
                                         1,993,142
                                         ---------
Japan (8.5%)
Automotive (0.8%)
                                           239,599
                                            66,057
                                         ---------
                                           305,656
                                         ---------
Building & Construction (0.2%)

Gartmore Worldwide Leaders Combined
Schedule of Portfolio Investments
October 31, 2002
(Unaudited)

                         Gartmore     Montgomery     Montgomery
                         Worldwide      Global         Global      Pro Forma
                          Leaders    Opportunities      Focus       Combined
                          Shares        Shares         Shares        Shares
                         ---------   -------------   ----------    ---------
                           32,000                                    32,000

Electronics (4.4%)
                                          3,000         8,000        11,000
                                          4,900        12,300        17,200
                                          1,100         2,700         3,800
                                          4,200                       4,200



Food & Beverage (1.4%)
                                          5,200        13,000        18,200

Real Estate (0.2%)
                           12,000                                    12,000

Retail (1.5%)
                                          5,000        16,000        21,000



Korea (0.7%)
Electronics (0.7%)
                                          1,900                       1,900

Mexico (1.4%)
Financial Services (0.4%)
                                        201,000                     201,000

Retail (1.0%)
                                         48,200       119,600       167,800



Netherlands (0.4%)
Electronics (0.2%)
                            4,700                                     4,700

Oil & Gas (0.2%)
                            2,000                                     2,000



Norway (0.4%)
Telecommunications (0.4%)
                                         15,000                      15,000

Portugal (0.4%)
Telecommunications (0.4%)
                                         24,800                      24,800

Spain (5.1%)

                                                                               Gartmore         Montgomery         Montgomery
                                                                               Worldwide          Global             Global
                                                                                Leaders        Opportunties           Focus
                           Description                                     Market Value ($)  Market Value ($)   Market Value ($)
                           ------------------------------------------      ----------------  ----------------   ----------------
                           Nishimatsu Construction Co. Ltd.
                                                                                 92,205
Electronics (4.4%)                                                              -------
                           Canon, Inc.
                           Fanuc Co. Ltd. (a)                                                      110,459            294,558
                           Rohm (a)                                                                193,589            485,948
                           Sony Corp.                                                              138,262            339,370
                                                                                                   180,303
                                                                                                 ---------          ---------
                                                                                                   622,613          1,119,876
Food & Beverage (1.4%)                                                                           ---------          ---------
                           ITO EN Ltd.
                                                                                                   165,200            413,001
Real Estate (0.2%)                                                                               ---------          ---------
                           Mitsui Fudosan Co. Ltd.
                                                                                 91,976
Retail (1.5%)                                                                   -------
                           Seven - Eleven Japan Co. Ltd.
                                                                                                   140,925            450,961
                                                                                -------          ---------          ---------
                                                                                250,238          1,168,337          1,983,838
Korea (0.7%)                                                                    -------          ---------          ---------
Electronics (0.7%)
                           Samsung Electronics Co. Ltd.
                                                                                                   271,700
Mexico (1.4%)                                                                                    ---------
Financial Services (0.4%)
                           Grupo Financiero BBVA Bancomer SA de CV
                                                                                                   158,392
Retail (1.0%)                                                                                    ---------
                           Wal-Mart de Mexico SA de CV - Series V
                                                                                                   120,358            298,647
                                                                                                 ---------          ---------
                                                                                                   278,750            298,647
Netherlands (0.4%)                                                                               ---------          ---------
Electronics (0.2%)
                           Koninklijke (Royal) Philips Electronics NV
                                                                                 84,245
Oil & Gas (0.2%)                                                                -------
                           Royal Dutch Petroleum Co.
                                                                                 86,512
                                                                                -------
                                                                                170,757
Norway (0.4%)                                                                   -------
Telecommunications (0.4%)
                           Tandberg ASA
                                                                                161,922
Portugal (0.4%)                                                               ---------
Telecommunications (0.4%)
                           Vodafone Telecel - Comunicacoes
                           Pessoais SA
Spain (5.1%)                                                                    170,554
                                                                              ---------

                                Pro Forma
                                 Combined
                             Market Value ($)
                             ----------------

                                    92,205
Electronics (4.4%)               ---------

                                   405,017
                                   679,537
                                   477,632
                                   180,303
                                 ---------
                                 1,742,489
Food & Beverage (1.4%)           ---------

                                   578,201
Real Estate (0.2%)               ---------

                                    91,976
Retail (1.5%)                    ---------

                                   591,886
                                 ---------
                                 3,402,413
Korea (0.7%)                     ---------
Electronics (0.7%)

                                   271,700
Mexico (1.4%)                    ---------
Financial Services (0.4%)

                                   158,392
Retail (1.0%)                    ---------

                                   419,005
                                 ---------
                                   577,397
Netherlands (0.4%)               ---------
Electronics (0.2%)

                                    84,245
Oil & Gas (0.2%)                 ---------

                                    86,512
                                 ---------
                                   170,757
Norway (0.4%)                    ---------
Telecommunications (0.4%)

                                   161,922
Portugal (0.4%)                  ---------
Telecommunications (0.4%)


Spain (5.1%)                       170,554
                                 ---------

Gartmore Worldwide Leaders Combined
Schedule of Portfolio Investments
October 31, 2002
(Unaudited)

                             Gartmore     Montgomery     Montgomery
                             Worldwide      Global         Global        Pro Forma
                              Leaders    Opportunities      Focus        Combined
                              Shares        Shares         Shares         Shares
                             ---------   -------------   ----------      ---------
Aircraft Equipment (1.2%)

                                             13,500        16,600           30,100

Banking (1.2%)
                                              6,300         5,200           11,500

Oil & Gas (0.4%)
                                             31,700                         31,700

Telecommunications (0.5%)
                                             22,200                         22,200

Transportation (1.8%)
                                             40,000        98,600          138,600



Sweden (0.5%)
Security Services (0.5%)

                                             15,700                         15,700

Switzerland  (3.1%)
Business Services  (1.4%)

                                              5,491         8,200           13,691

Computer Equipment (0.2%)
                                              2,733                          2,733

Food & Beverage (0.5%)
                                                960                            960

Health & Personal Care
   (0.4%)
                                              2,400                          2,400

Optical Supplies (0.2%)
                                2,400                                        2,400

Pharmaceuticals (0.4%)
                                              3,800                          3,800




Taiwan (0.4%)
Electronics (0.2%)

                               10,600                                       10,600

Semiconductors (0.2%)
                                9,000                                        9,000




United Kingdom (14.2%)
Banking (5.8%)                               38,600        81,500          120,100

                                                                             Gartmore          Montgomery         Montgomery
                                                                             Worldwide           Global             Global
                                                                               Leaders         Opportunties           Focus
                           Description                                    Market Value ($)   Market Value ($)   Market Value ($)
                           ------------------------------------------     ----------------   ----------------   ----------------
Aircraft Equipment (1.2%)
                                                                                                   220,633            271,297
                           Gamesa Corporacion Tecnologica SA                                     ---------            -------
Banking (1.2%)
                                                                                                   269,169            222,172
                           Banco Popular Espanol SA                                              ---------            -------
Oil & Gas (0.4%)
                                                                                                   170,083
                           Enagas                                                                ---------
Telecommunications (0.5%)
                                                                                                   210,145
                           Telefonica SA (a)                                                     ---------
Transportation (1.8%)
                                                                                                   196,830            485,185
                           Amadeus Global Travel Distribution SA Class A                         ---------            -------
                                                                                                 1,066,860            978,654
                                                                                                 ---------            -------
Sweden (0.5%)
Security Services (0.5%)

                                                                                                   218,020
                           Securitas AB, Series B (a)                                            ---------
Switzerland  (3.1%)
Business Services  (1.4%)

                                                                                                   215,144            321,286
                           Adecco SA                                                             ---------            -------
Computer Equipment (0.2%)
                                                                                                    89,543
                           Logitech International SA (a)                                         ---------
Food & Beverage (0.5%)
                                                                                                   205,256
                           Nestle SA                                                             ---------
Health & Personal Care
   (0.4%)
                                                                                                   169,425
                           Roche Holding AG                                                      ---------
Optical Supplies (0.2%)
                                                                                98,448
                           Alcon, Inc. (a)                                     -------
Pharmaceuticals (0.4%)
                                                                                                   144,525
                           Novartis AG                                         -------           ---------            -------
                                                                                98,448             823,893            321,286
                                                                               -------           ---------            -------
Taiwan (0.4%)
Electronics (0.2%)

                                                                                71,020
                                                                               -------
Semiconductors (0.2%)      AU Optronics Corp. - ADR (a)
                                                                                70,380
                                                                               -------
                           Taiwan Semiconductor Manufacturing Co. Ltd.         141,400
                           ADR(a)                                              -------

United Kingdom (14.2%)
Banking (5.8%)             Barclays PLC                                                            266,834            563,394


                               Pro Forma
                                 Combined
                             Market Value ($)
                             ----------------
Aircraft Equipment (1.2%)**
                                   491,930
                                 ---------
Banking (1.2%)
                                   491,341
                                 ---------
Oil & Gas (0.4%)
                                   170,083
                                 ---------
Telecommunications (0.5%)
                                   210,145
                                 ---------
Transportation (1.8%)
                                   682,015
                                 ---------
                                 2,045,514
                                 ---------
Sweden (0.5%)
Security Services (0.5%)

                                   218,020
                                 ---------
Switzerland  (3.1%)
Business Services  (1.4%)

                                   536,430
                                 ---------
Computer Equipment (0.2%)
                                    89,543
                                 ---------
Food & Beverage (0.5%)
                                   205,256
                                 ---------
Health & Personal Care
   (0.4%)
                                   169,425
                                 ---------
Optical Supplies (0.2%)
                                    98,448
                                 ---------
Pharmaceuticals (0.4%)
                                   144,525
                                 ---------
                                 1,243,627
                                 ---------
Taiwan (0.4%)
Electronics (0.2%)

                                    71,020
                                 ---------
Semiconductors (0.2%)
                                    70,380
                                 ---------
                                   141,400
                                 ---------

United Kingdom (14.2%)
Banking (5.8%)                     830,228

Gartmore Worldwide Leaders Combined
Schedule of Portfolio Investments
October 31, 2002
(Unaudited)

                                         Gartmore    Montgomery     Montgomery
                                         Worldwide     Global         Global      Pro Forma
                                          Leaders   Opportunities      Focus      Combined
                                          Shares       Shares         Shares       Shares
                                         ---------  -------------   ----------    ---------
                                                                                    18,300
                                           18,300      16,128         35,080        54,908
                                            3,700
Building & Construction (0.2%)
                                                                                    21,700
                                           21,700
Food & Beverage (2.4%)
                                                       36,500                       36,500
                                                       18,400         42,900        61,300
                                                       41,800                       41,800

Insurance (0.2%)
                                                                                    10,200
                                           10,200
Mining (0.3%)
                                                                                     5,800
                                            5,800
Oil & Gas (1.3%)
                                                       23,804         58,600        82,404
Pharmaceuticals (2.1%)
                                                                                     2,200
                                            2,200      11,160         29,611        40,771
Retail (0.2%)
                                                                                    10,800
                                           10,800
Telecommunications (1.7%)
                                                                                     9,700
                                            9,700     118,650        260,000       378,650
United States (39.5%)
Aerospace/Defense (0.1%)
                                                                                       900
                                              900
Airlines (0.9%)
                                                                                     2,800
                                            2,800       2,700                        2,700
                                                        9,500                        9,500
Banking (2.4%)
                                                        8,700         17,900        26,600


                                             Gartmore        Montgomery         Montgomery
                                             Worldwide         Global             Global             Pro Forma
                                              Leaders       Opportunties          Focus               Combined
Description                              Market Value ($) Market Value ($)   Market Value ($)     Market Value ($)
                                         ---------------- ----------------   ----------------     ----------------
Lloyds TSB Group PLC                          157,467                                                  157,467
Royal Bank of Scotland Group PLC               87,061          377,893             821,956           1,286,910
                                              -------        ---------           ---------           ---------
                                              244,528          644,727           1,385,350           2,274,605
                                              -------        ---------           ---------           ---------

George Wimpey PLC                              93,362                                                   93,362
                                              -------                                                ---------

Compass Group PLC                                              161,318                                 161,318
Diageo PLC                                                     206,648             481,804             688,452
Tesco PLC                                                      129,042                                 129,042
                                                             ---------           ---------           ---------
                                                               497,008             481,804             978,812
                                                             ---------           ---------           ---------

Aviva PLC                                      78,194                                                   78,194
                                              -------                                                ---------

Rio Tinto PLC                                 104,806                                                  104,806
                                              -------                                                ---------

BP PLC                                                         151,995             374,176             526,171
                                                             ---------           ---------           ---------

AstraZeneca PLC                                82,089                                                   82,089
GlaxoSmithKline PLC                                            210,726             559,122             769,848
                                              -------        ---------           ---------           ---------
                                               82,089          210,726             559,122             851,937
                                              -------        ---------           ---------           ---------

GUS PLC                                        97,578                                                   97,578
                                              -------                                                ---------

British Sky Broadcasting Group PLC (a)         91,585                                                   91,585
Vodafone Group PLC                                             190,098             416,566             606,664
                                              -------        ---------           ---------           ---------
                                               91,585          190,098             416,566             698,249
                                              -------        ---------           ---------           ---------
                                              792,142        1,694,554           3,217,018           5,703,714
                                              -------        ---------           ---------           ---------

Lockheed Martin Corp.                          52,110                                                   52,110
                                              -------                                                ---------

Jetblue Airways Corp. (a)                     113,092                                                  113,092
Ryanair Holdings PLC - ADR                                     100,683                                 100,683
Southwest Airlines Co. (a)                                     138,700                                 138,700
                                              -------        ---------                               ---------
                                              113,092          239,383                                 352,475
                                              -------        ---------                               ---------

Citigroup, Inc. (a)                                            321,465             661,405             982,870
                                                             ---------           ---------           ---------

Gartmore Worldwide Leaders Combined
Schedule of Portfolio Investments
October 31, 2002
(Unaudited)


                                            Gartmore    Montgomery    Montgomery
                                            Worldwide     Global        Global    Pro Forma
                                             Leaders   Opportunties      Focus    Combined
                                             Shares       Shares        Shares     Shares
                                          ------------  ----------    ---------   ---------
Business Services (2.4%)
                                                          2,400         12,800     15,200

Capital Goods (0.9%)
                                                          3,200         11,700     14,900

Commercial Services (0.2%)
                                                2,000                               2,000

Communications (0.2%)
                                                3,300                               3,300

Computer Hardware Manufacturing (3.8%)
                                                         21,800         36,800     58,600
                                                          8,900         22,200     31,100

Computer Software & Services (4.5%)
                                                          5,500         13,700     19,200
                                                1,500     7,800         13,600     22,900

Education (0.2%)
                                                          5,800                     5,800

Electronics (1.6%)
                                                7,100                               7,100
                                                                         4,000      4,000

Financial Services (2.7%)
                                                          2,600          9,500     12,100
                                                3,700                               3,700
                                                          5,800                     5,800

Freddie Mac (0.7%)
                                                          4,300                     4,300

Health & Personal Care (0.4%)
                                                          6,000                     6,000

Health Care Services (1.5%)
                                                          9,900         13,300     23,200

Home Furnishing (0.3%)
                                                3,100                               3,100

Hospitals (0.1%)
                                                1,300                               1,300


                                              Gartmore          Montgomery         Montgomery
                                              Worldwide           Global             Global              Pro Forma
                                               Leaders         Opportunties          Focus               Combined
Description                               Market Value ($)   Market Value ($)   Market Value ($)      Market Value ($)
                                          ----------------   ----------------   ----------------   ----------------
Ebay, Inc.                                                        151,740            809,281               961,021
                                                                  -------          ---------             ---------

General Electric Co.                                               80,800            295,425               376,225
                                                                  -------          ---------             ---------

Weight Watchers International, Inc. (a)          94,700                                                     94,700
                                                -------                                                  ---------

Comcast Corp. (a)                                75,933                                                     75,933
                                                -------                                                  ---------

Cisco Systems, Inc.                                               243,724            411,424               655,148
Dell Computer Corp.                                               254,585            635,031               889,616
                                                                  -------          ---------             ---------
                                                                  498,309          1,046,455             1,544,764
                                                                  -------          ---------             ---------

Computer Sciences Corp. (a)                                       177,595            442,373               619,968
Microsoft Corp.                                  80,205           417,027            727,124             1,224,356
                                                -------           -------          ---------             ---------
                                                 80,205           594,622          1,169,497             1,844,324
                                                -------           -------          ---------             ---------

DeVry, Inc. (a)                                                    82,360                                   82,360
                                                                  -------                                ---------

Flextronics International Ltd. (a)               59,356                                                     59,356
Samsung Electronics - GDR                                                            570,000               570,000
                                                -------                            ---------             ---------
                                                 59,356                              570,000               629,356
                                                -------                            ---------             ---------

Lehman Brothers Holding, Inc. (a)                                 138,502            506,065               644,567
Merrill Lynch & Co., Inc.                       140,415                                                    140,415
Wells Fargo & Co. (a)                                             292,726                                  292,726
                                                -------           -------          ---------             ---------
                                                140,415           431,228            506,065             1,077,708
                                                -------           -------          ---------             ---------

Federal Home Loan Mortgage Corp. (a)                              264,794                                  264,794
                                                                  -------                                ---------

Estee Lauder Co., Inc. (The) - Class A                            174,720                                  174,720
                                                                  -------                                ---------

First Health Group Corp.                                          256,410            344,470               600,880
                                                                  -------          ---------             ---------

Newell Rubbermaid, Inc.                         100,502                                                    100,502
                                                -------                                                  ---------

HCA, Inc.                                        56,537                                                     56,537
                                                -------                                                  ---------

Gartmore Worldwide Leaders Combined
Schedule of Portfolio Investments
October 31, 2002
(Unaudited)

                                 Gartmore   Montgomery     Montgomery
                                Worldwide     Global         Global     Pro Forma
                                 Leaders   Opportunities      Focus     Combined
                                 Shares       Shares         Shares      Shares
                                ---------  -------------   ----------   ---------
Luxury Goods  (0.3%)
                                                3,900                      3,900
Manufacturing  (0.2%)
                                  4,600                                    4,600
Medical Instruments  (1.0%)
                                                6,800                      6,800
                                  2,600                                    2,600

Multi-Media  (2.5%)
                                               11,200                     11,200
                                                6,500        13,600       20,100

Pharmaceuticals  (1.0%)
                                  3,200          9,800                    13,000

Radio Broadcasting  (1.6%)
                                                5,600        11,700       17,300

Retail  (7.9%)
                                                6,550        16,200       22,750
                                                8,200        20,400       28,600
                                               10,600                     10,600
                                                8,400        17,400       25,800
                                                5,100                      5,100
                                                6,600                      6,600

Semiconductors  (0.8%)
                                                5,100        12,600       17,700
Telecommunications  (1.3%)
                                              122,200                    122,200
                                               15,800                     15,800
                                                4,800                      4,800

Total Common Stocks

Repurchase Agreement  (0.1%)                                 36,000       36,000
Total Repurchase Agreement

                                                                              Gartmore         Montgomery         Montgomery
                                                                              Worldwide         Global              Global
                                                                               Leaders      Opportunities           Focus
                                          Description                     Market Value ($)  Market Value ($)   Market Value ($)
                                --------------------------------------    ----------------  ----------------   ----------------
Luxury Goods  (0.3%)
                                Tiffany & Co. (a)                                                102,102
Manufacturing  (0.2%)                                                                         ----------
                                Tyco International Ltd.
Medical Instruments  (1.0%)                                                     66,516
                                Medtronic, Inc. (a)                          ---------
                                St. Jude Medical, Inc. (a)
                                                                                                 304,640
Multi-Media  (2.5%)                                                             92,586
                                Liberty Media Corp.                          ---------        ----------
                                Viacom Inc. - Class B (a)                       92,586           304,640
                                                                             ---------        ----------
Pharmaceuticals  (1.0%)
                                Pfizer, Inc.                                                      92,624
                                                                                                 289,965            606,696
Radio Broadcasting  (1.6%)                                                                    ----------         ----------
                                Clear Channel Communications, Inc. (a)                           382,589            606,696
                                                                                              ----------         ----------
Retail  (7.9%)
                                Best Buy Co.                                   101,664           311,346
                                Costco Wholesale Corp. (a)                   ---------        ----------
                                Hollywood Entertainment Corp.
                                Lowe's Cos., Inc. (a)
                                Safeway, Inc. (a)                                                207,480            433,485
                                Wal-Mart Stores, Inc. (a)                                     ----------         ----------

Semiconductors  (0.8%)                                                                           134,996            333,882
                                Intel Corp. (a)                                                  278,226            692,172
Telecommunications  (1.3%)                                                                       208,343
                                ADC Telecommunications, Inc.                                     350,532            726,102
                                AT&T Corp. (a)                                                   117,810
                                SBC Communications, Inc. (a)                                     353,430
                                                                                              ----------         ----------
Total Common Stocks                                                                            1,443,337          1,752,156
                                                                                              ----------         ----------
Repurchase Agreement  (0.1%)    Merrill Lynch, 1.91%, 11/01/02
Total Repurchase Agreement                                                                        88,281            218,106
                                                                                              ----------         ----------
                                                                                                 194,298
                                                                                                 206,032
                                                                                                 123,168
                                                                                              ----------
                                                                                                 523,498
                                                                                              ----------
                                                                                    --         6,459,104                 --
                                                                             ---------        ----------         ----------
                                                                             3,073,474        16,392,284         20,603,125
                                                                             ---------        ----------         ----------
                                                                                                                     36,000
                                                                                                                 ----------
                                                                                                                     36,000
                                                                             ---------        ----------
                                Total (Cost $42,768,897) - 99.8%             3,073,474        16,392,284         20,639,125
                                                                             =========        ==========         ==========

                                                                             Pro Forma
                                                                              Combined
                                          Description                     Market Value ($)
                                --------------------------------------    ----------------
Luxury Goods  (0.3%)
                                Tiffany & Co. (a)                              102,102
Manufacturing  (0.2%)                                                       ----------
                                Tyco International Ltd.
Medical Instruments  (1.0%)                                                     66,516
                                Medtronic, Inc. (a)                         ----------
                                St. Jude Medical, Inc. (a)
                                                                               304,640
Multi-Media  (2.5%)                                                             92,586
                                Liberty Media Corp.                         ----------
                                Viacom Inc. - Class B (a)                      397,226
                                                                            ----------
Pharmaceuticals  (1.0%)
                                Pfizer, Inc.                                    92,624
                                                                               896,661
Radio Broadcasting  (1.6%)                                                  ----------
                                Clear Channel Communications, Inc. (a)         989,285
                                                                            ----------
Retail  (7.9%)
                                Best Buy Co.                                   413,010
                                Costco Wholesale Corp. (a)                  ----------
                                Hollywood Entertainment Corp.
                                Lowe's Cos., Inc. (a)
                                Safeway, Inc. (a)                              640,965
                                Wal-Mart Stores, Inc. (a)                   ----------
Semiconductors  (0.8%)                                                         468,878
                                Intel Corp. (a)                                970,398
Telecommunications  (1.3%)                                                     208,343
                                ADC Telecommunications, Inc.                 1,076,634
                                AT&T Corp. (a)                                 117,810
                                SBC Communications, Inc. (a)                   353,430
                                                                            ----------
Total Common Stocks                                                          3,195,493
                                                                            ----------
Repurchase Agreement  (0.1%)    Merrill Lynch, 1.91%, 11/01/02
Total Repurchase Agreement                                                     306,387
                                                                            ----------
                                                                               194,298
                                                                               206,032
                                                                               123,168
                                                                            ----------
                                                                               523,498
                                                                            ----------
                                                                            15,905,761
                                                                            ----------
                                                                            40,068,883
                                                                            ----------
                                                                                36,000
                                                                            ----------
                                                                                36,000
                                Total (Cost $42,768,897) - 99.8%            40,104,883
                                                                            ==========

_______________
Percentages indicated are based on net assets of $40,190,112.

See notes to financial statements.

(a) non-income producing security

                           Gartmore Mutual Funds Trust
               Notes to Pro Forma Financial Statements - Continued
                                   (Unaudited)

1.   Basis of Combination:

     The unaudited Pro Forma Combined Statements of Assets and Liabilities, Statements of Operations, and Schedules of Portfolio Investments reflect the accounts of the Gartmore World Wide Leaders Fund ("Acquiring Fund") and the Montgomery Global Opportunities Fund and the Montgomery Global Focus Fund (each a "Target Fund") as if the proposed reorganization (the "Reorganization") occurred as of and for the fiscal year ended October 31, 2002. These statements have been derived from books and records utilized in calculating daily net asset value at October 31, 2002.

     The Agreement and Plan of Reorganization provides that the Acquiring Fund acquire all of the assets, subject to stated liabilities, of the Target Funds solely for the Acquiring Fund's Class A shares, to be distributed pro rata by each of the Target Funds to the holders of there shares, in complete liquidation of the Target Funds.

     The reorganization is expected to occur on or about June 20, 2003 (the "Closing Date")

     For accounting purposes, the historical basis of assets and liabilities of the Acquiring Fund will survive this reorganization (hereafter referred to as the "Survivor Fund"). The Target Funds are hereafter referred to as the "non-Survivor Funds". The Survivor Fund, on the Closing Date of the Reorganization, will issue Class A shares for the net assets of each non-Survivor Fund in connection with the Reorganization.

     In exchange for the transfer of assets and stated liabilities, the Survivor Funds will issue to the non-Survivor Funds full and fractional Class A shares and the non-Survivor Funds will make a liquidating distribution of such Class A shares to their respective shareholders. The number of Class A shares of the Survivor Fund so issued will be equal in value to the full and fractional shares of the non-Survivor Funds that are outstanding immediately prior to the Reorganization. At and after the Reorganization, all stated debts, liabilities and obligations of the non-Survivor Funds will attach to the Survivor Fund and may thereafter be enforced against the Survivor Fund to the same extent as if they had been incurred by it.

     The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

                           Gartmore Mutual Funds Trust
               Notes to Pro Forma Financial Statements - Continued
                                   (Unaudited)

     Under generally accepted accounting principles, the Survivor Fund's basis, for purposes of determining net asset value, of the assets and liabilities of the non-Survivor Funds will be the fair market value of such assets and liabilities computed as of the close of regular trading of the New York Stock Exchange (normally 4:00 p.m. eastern time) on the business day proceeding the Closing Date. The Survivor Fund, will recognize no gain or loss for federal tax purposes on its issuance of Class A shares in the Reorganization.

     It is each Portfolio's intention to qualify as a regulated investment company under the Internal Revenue Code and distribute all of its taxable income, including any net realized gains to shareholders. Net investment income and short-term gains are taxed as ordinary income. Accordingly, no provision for federal taxes is required in the financial statements.

     The accompanying pro forma financial statements represent the Survivor Fund, and reflect the combined results of operations of the Acquiring Fund and the Target Funds, should such Reorganization be effected, the statements of operations of the Survivor Fund will not be restated for pre-combination period results of the corresponding non-Survivor Funds. The Pro Forma Combining Statements of Assets and Liabilities, Statements of Operations, and Schedules of Portfolio Investments should be read in conjunction with the historical financial statements of the Funds incorporated by reference in the Statement of Additional Information.

2.   Expenses:

Investment Advisory Fees:

Montgomery Funds:

     Under the Investment Advisory Agreement, the Target Funds are obligated to pay investment advisory fees to Montgomery Asset Management ("MAM") with respect to the Target Funds monthly, as a percentage of each Target Funds' average daily net assets as shown below for the year ended October 31, 2002.

                                                       Total
             Fund                    Fee Schedule      Fees
------------------------------------------------------------
Montgomery Global Opportunities   Up to $500 million   1.25%
Fund                              Next $500 million    1.10%
                                  Over $1 billion      1.00%
------------------------------------------------------------
Montgomery Global Focus Fund      Up to $250 million   1.25%
                                  Next $250 million    1.00%
                                  Over $500 million    0.90%

                           Gartmore Mutual Funds Trust
               Notes to Pro Forma Financial Statements - Continued
                                   (Unaudited)

Gartmore Worldwide Leaders Fund:

     Under the terms of an Investment Advisory Agreement, Gartmore Global Asset Management Trust ("GGAMT") manages the investment of the assets and supervises the daily business affairs of the Acquiring Fund. GGAMT also provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the sub-adviser for the Acquiring Fund. Gartmore Global Partners ("GGP"), an affiliate of GGAMT currently serves as sub-adviser to the Acquiring Fund. GGP manages a portion of the Acquiring Fund's investments and has the responsibility for making all investment decisions for that portion of the Acquiring Fund.

     Under the terms of the Investment Advisory Agreement, the Acquiring Fund pays GGAMT an annual investment advisory fee of 1.00% of its average daily net asset value. From such fee, pursuant to the sub-advisory agreement, GGAMT pays GGP a fee equal to 0.50% of the average daily net asset value of the Acquiring Fund.

Fund Administration and Transfer Agency Fees:

GMF:

Under the terms of a Fund Administration Agreement, Gartmore SA Capital Trust ("GSA") provides various administrative and accounting services to the Acquiring Fund. Gartmore Investor Services, Inc. ("GISI"), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for each of the Acquiring Fund. The fees for the services provided under both agreements are combined and calculated based on the Trust's average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA. GSA pays GISI from these fees for its services.

                              Combined Fee Schedule
                  -----------------------------------------------
                                         Up to $1 billion   0.25%
                  $   1 billion and more up to $3 billion   0.18%
                  $   3 billion and more up to $4 billion   0.14%
                  $   4 billion and more up to $5 billion   0.07%
                  $  5 billion and more up to $10 billion   0.04%
                  $ 10 billion and more up to $12 billion   0.02%
                                      $12 billion or more   0.01%
                  -----------------------------------------------

                           Gartmore Mutual Funds Trust
               Notes to Pro Forma Financial Statements - Continued
                                   (Unaudited)

Pro Forma Adjustments and Pro Forma Combined Columns:

The pro forma adjustments and pro forma combined columns of the Statements of Operations reflect the adjustments necessary to show expenses at the rates which would have been in effect if the non-Survivor Funds were included in the Survivor Fund for the year ended October 31, 2002. The investment advisory fees, fund administration and transfer agency fees, and the administrative servicing fees for Class A shares in the pro forma combined column are calculated at the rates in effect for the Survivor Fund based upon the combined net assets of the corresponding Target Funds and Acquiring Fund and taking into account contractual fee changes expected to have a continuing impact on the Survivor Funds. Certain pro forma adjustments were made to estimate the benefit of combining operations of separate funds into one survivor fund.

     The pro forma Schedules of Portfolio Investments give effect to the proposed transfer of such assets as if the Reorganization had occurred at October 31, 2002.

3.   Portfolio Valuation, Securities Transactions and Related Income:

     Securities for which market quotations are readily available are valued at current market value as of Valuation Time. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time). Equity securities are valued at the last quoted sale price, or if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the respective Board of Trustees of Acquiring Fund or the Target Funds. Prices are taken from the primary market or exchange in which each security trades.

     Debt and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the respective Board of Trustees of Acquiring Fund or Target Funds. Short-term debt securities such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase are considered to be "short-term" and are valued at amortized cost which approximates market value.

     Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgement of Acquiring Fund's or Target Funds' respective investment adviser or designee, are

                           Gartmore Mutual Funds Trust
               Notes to Pro Forma Financial Statements - Continued
                                   (Unaudited)

valued at fair value under procedures approved by the respective Board of Trustees for the Acquiring Fund or Target Funds.

Security transactions are accounted for on the date the security is purchased or sold ("trade date"). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

                            REGISTRATION STATEMENT OF

                              GARTMORE MUTUAL FUNDS

                                       ON

                                    FORM N-14

                                     PART C

                                OTHER INFORMATION

Item 15. Indemnification

Section 5.1 of Gartmore Mutual Funds' Amended Declaration of Trust provides as follows:

     No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, except that arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his duty to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust.

     No Shareholder as such shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. If any Shareholder or former Shareholder shall be charged or held personally liable for any obligation or liability of the Trust solely by reason of being or having been a Shareholder and not because (upon proper and timely request by the Shareholder) shall assume the defense against such charge and satisfy any judgment or settlement thereon, and the Shareholder or former Shareholder (or his heirs, executors, administrators or corporate or other general successor) shall be entitled out of the assets of the Trust Property to be held harmless from and indemnified against all loss and expense arising from such liability.

     The exercise by the Trustees of their powers and discretion hereunder shall be binding upon everyone interested. A Trustee shall be liable for his own duties involved in the conduct of the office of Trustee, and for nothing else, and shall not be liable for errors of judgment or mistakes of fact or law. Subject to the foregoing, (a) the Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, consultant, Investment Adviser, Distributor, Administrator, or Transfer Agent of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee; and (b) the Trustees may rely on the advice of counsel or experts as described in Section 5.6 below.

Section 5.2. of Gartmore Mutual Funds' Amended Declaration of Trust provides as follows:

     (a) Subject to the exceptions and limitations contained in paragraph (b) below:

          (i) Every person who is, or has been a Trustee or officer of the Trust shall be indemnified by the Trust against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof.

          (ii) The words "claim," "action", "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     (b) No indemnification shall be provided hereunder to a Trustee or officer:

          (i) against any liability to the Trust or the Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

          (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith or in the reasonable belief that his action was in or not opposed to the best interest of the Trust; or

          (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraphs (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been either a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that he did not engage in such conduct:

                (A) by vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

                (B) by written opinion of independent legal counsel.

     (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a Person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such Person. Nothing contained herein shall affect any rights to indemnification to which personnel other than Trustees and officers may be entitled by contract or otherwise under law.

     (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.2 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 5.2, provided that either:

          (i) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

          (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

     As used in this section 5.2, a "Disinterested Trustee" is one (i) who is not an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same similar grounds is then or had been pending.

     Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth in this Section 5.2, in the discretion of the Board.

     With respect to liability of Gartmore Global Asset Management Trust ("Gartmore Global"), the investment adviser to the Gartmore Worldwide Leaders Fund, reference is made to Section 7 of the Investment Advisory Agreement between Gartmore Mutual Funds (the "Gartmore Funds") and Gartmore Global incorporated by reference herein. With respect to liability of Gartmore Mutual Funds Capital Trust ("Gartmore-U.S."), the investment adviser to the Gartmore Long-Short Equity Plus Fund, reference is made to Section 7 of the Investment Advisory Agreement between the Gartmore Funds and Gartmore-U.S. incorporated by reference herein.

     With respect to a sub-adviser's indemnification of Gartmore Global or Gartmore-U.S., as applicable, and their affiliated and controlling persons, and Gartmore Global and Gartmore-U.S.' indemnification of each sub-adviser and its affiliated and controlling persons, reference is made to Section 10 of each of the sub-advisory agreements incorporated by reference herein.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to trustees, officers and controlling persons of the Gartmore Funds pursuant to the foregoing provisions, or otherwise, the Gartmore Funds has been advised that in the opinion of the Securities and Exchange Commission (the "Commission") such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Gartmore Funds of expenses incurred or paid by a trustee, officer or controlling person of the Gartmore Funds in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Gartmore Funds will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

The following exhibits are incorporated by reference to the previously filed documents indicated below, except Exhibit 9(a):

     (1)  Copies of the charter of the Gartmore Funds as now in effect:

          (a) Amended Declaration of Trust established as of October 30, 1997 (amended March 13, 2003) previously filed as Exhibit 1(a) with the initial Registration Statement on form N-14 on March 18, 2003, and herein incorporated by reference.

     (2) Copies of the existing by-laws or corresponding instruments of the Gartmore Funds:

          (a) Amended Bylaws, dated August 25, 1983, as amended January 25, 2002, of the Gartmore Funds previously filed as Exhibit 23(b) with Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A on November 5, 2002, and herein incorporated by reference.

     (3) Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Gartmore Funds:

          Not Applicable.

     (4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it:

          (a) Agreement and Plan of Reorganization between The Montgomery Funds, Gartmore Mutual Funds, Gartmore Global Investments, Inc. and Commerzbank AG, dated March 14, 2003, previously filed as
               Exhibit 4(a) with the initial Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

          (b) Agreement and Plan of Reorganization between The Montgomery Funds II, Gartmore Mutual Funds, Gartmore Global Investments, Inc. and Commerzbank AG, dated March 14, 2003, previously filed as
               Exhibit 4(b) with the initial Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

     (5) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the charter or by-laws of the Gartmore Funds:

          (a) Article VI and Article X of the Amended Declaration of Trust as previously incorporated by reference above to this Registration Statement as Exhibit (1)(a) define the rights of holders of shares.

     (6) Copies of all investment advisory contracts relating to the management of the assets of the GMF Acquiring Funds:

          (a) Investment Advisory Agreement dated May 9, 1998 among Nationwide Investing Foundation III (now known as Gartmore Mutual Funds) and Nationwide Advisory Services, Inc. previously filed as Exhibit 24(b)(5)(a) with Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A on January 5, 1999, and herein incorporated by reference.

               (1) Amendment dated September 1, 1999 to the Investment Advisory Agreement among Nationwide Mutual Funds (now known as Gartmore Mutual Funds), Nationwide Advisory Services, Inc. and Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) previously filed as
                    Exhibit 23(d)(1)(a) with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on December 29, 1999, and herein incorporated by reference.

               (2) Proposed Amended Exhibit A effective April [ ], 2003, to the Investment Advisory Agreement among Gartmore Mutual Funds and Gartmore Mutual Fund Capital Trust is included in previously filed as Exhibit 6(a)(2) with the initial Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

          (b) Investment Advisory Agreement dated August 30, 2000 among Nationwide Mutual Funds (now known as Gartmore Mutual Funds) and Villanova Global Asset Management Trust (now known as Gartmore Global Asset Management Trust) previously filed as Exhibit 23(d)(3)(a) with Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A on November 5, 2002, and herein incorporated by reference.

               (1) Amended Exhibit A, effective December 18, 2001, to the Investment Advisory Agreement among Nationwide Mutual Funds (now known as Gartmore Mutual Funds) and Villanova Global Asset Management Trust (now known as Gartmore Global Asset Management Trust) previously filed as Exhibit 23(d)(3)(b) with Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A on November 5, 2002, and herein incorporated by reference.

          (c)  Subadvisory Agreement for the GMF Long-Short Fund.

               (1) Proposed Subadvisory Agreement dated April [ ], 2003 among Gartmore Mutual Funds, Gartmore Mutual Fund Capital Trust and SSI Investment Management, Inc. previously filed as
                    Exhibit 6(c)(1) with the initial Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

          (d)  Subadvisory Agreement for the GMF Worldwide Leaders Fund.

               (1) Subadvisory Agreement dated August 30, 2000 among Nationwide Mutual Funds (now known as Gartmore Mutual Funds), Villanova Global Asset Management Trust (now known as Gartmore Global Asset Management Trust) and Gartmore Global Partners previously filed as Exhibit 23(d)(4)(e)(1) with Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A on November 5, 2002, and herein incorporated by reference.

                    (a) Amended Exhibit A, effective December 3, 2001, to the Subadvisory Agreement among Nationwide Mutual Funds (now known as Gartmore Mutual Funds), Villanova Global

                         Asset Management Trust (now known as Gartmore Global Asset Management Trust) and Gartmore Global Partners previously filed as Exhibit 23(d)(4)(e)(2) with Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A on November 5, 2002, and herein incorporated by reference.

     (7) Copies of each underwriting or distribution contract between the Gartmore Funds and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers:

          (a) Underwriting Agreement dated October 1, 2002 between Gartmore Mutual Funds and Gartmore Distribution Services, Inc. previously filed as Exhibit 7(a) with the initial Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

               (1) Proposed Amended Schedule A, effective April [ ], 2003, to the Underwriting Agreement between Gartmore Mutual Funds and Gartmore Distribution Services, Inc. previously filed as
                    Exhibit 7(a)(1) with the initial Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

          (b) Model Dealer Agreement previously filed as Exhibit 4(b)(6)(b) with Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A on January 5, 1999.

          (c) Standard Dealer Agreement previously filed as Exhibit 7(c) with the initial Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

     (8) Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Gartmore Funds in their capacity as such:

          Not Applicable.

     (9)  Copies of all custodian agreements and depository contracts under
          Section 17(f) of the 1940 Act, for securities and similar investments of the Gartmore Funds, including the schedule of remuneration:

          (a) Global Custody Agreement dated April 4, 2003 between Gartmore Mutual Funds and JPMorgan Chase Bank is included in this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 as Exhibit 9(a).

     (10) Copies of any plan entered into by the Gartmore Funds pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by the Gartmore

          Funds pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Gartmore Funds' trustees describing any action taken to revoke the plan:

          (a) Proposed Amended Distribution Plan under Rule 12b-1 effective April [ ], 2003, previously filed as Exhibit 10(a) with the initial Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

          (b) Model Dealer Agreement previously filed as Exhibit 4(b)(6)(b) with Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A on January 5, 1999, and herein incorporated by reference.

          (c) Standard Dealer Agreement previously filed as Exhibit 7(c) with the initial Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

          (d) Proposed Amended Rule 18f-3 Plan amended effective April [ ], 2003, previously filed as Exhibit 10(d) with the initial Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

     (11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable:

          (a) Opinion and consent of counsel previously filed as Exhibit 11(a) with the initial Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

     (12) An opinion, and consent to its use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus:

          (a) Form of Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders to be filed by post-effective amendment.

     (13) Copies of all material contracts of the Gartmore Funds not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement:

          (a) Fund Administration Agreement dated May 9, 1998 among Nationwide Investing Foundation III (now known as Gartmore Mutual Funds) and Nationwide Advisory Services, Inc. previously filed as Exhibit 24(b)(9)(a) with Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A on January 5, 1999, and herein incorporated by reference.

               (1) Amendment, effective September 1, 1999, to the Fund Administration Agreement among Nationwide Mutual Funds (now known as Gartmore Mutual Funds), Nationwide Advisory Services, Inc. and Villanova SA Capital Trust (now known as Gartmore SA Capital Trust) previously filed as Exhibit 23(h)(1)(b) with Post-Effective Amendment No. 16 to the Registration

                    Statement on Form N-1A on December 13, 1999, and herein incorporated by reference.

               (2) Proposed Amended Exhibit A, effective April [ ], 2003, to the Fund Administration Agreement among Gartmore Mutual Funds and Gartmore SA Capital Trust previously filed as
                    Exhibit 13(a)(2) with the initial Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

          (b) Transfer and Dividend Disbursing Agent Agreement dated May 9, 1998 between Nationwide Investing Foundation III (now known as Gartmore Mutual Funds) and Nationwide Investors Services, Inc. (now known as Gartmore Investor Services, Inc.) previously filed as Exhibit 24(b)(9)(b) with Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A on January 5, 1999, and herein incorporated by reference.

               (1) Proposed Amended Exhibit A, effective April [ ], 2003, to the Transfer and Dividend Disbursing Agent Agreement among Gartmore Mutual Funds and Gartmore Investors Services, Inc. previously filed as Exhibit 13(b)(1) with the initial Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

          (c) Administrative Services Plan (amended effective October 1, 2002) previously filed as Exhibit 23(h)(6)(b) with Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A on November 5, 2002 and herein incorporated by reference.

               (1)  Proposed Amended Exhibit A to the Administrative
                    Services Plan, effective April [ ], 2003, previously filed as Exhibit 13(c)(1) with the initial Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

          (d) Expense Limitation Agreement dated September 1, 2000 between Nationwide Mutual Funds (now known as Gartmore Mutual Funds) and Villanova Global Asset Management Trust (now known as Gartmore Global Asset Management Trust) previously filed as Exhibit 23(h)(15) with Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A on February 28, 2003, and herein incorporated by reference.

               (1) Amended Exhibit A to the Expense Limitation Agreement dated September 1, 2000 (as amended April [ ], 2003) between Gartmore Mutual Funds and Gartmore Global Asset Management Trust previously filed as Exhibit 13(d)(1) with the initial Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

          (e) Expense Limitation Agreement, effective as of October 1, 2002, between Gartmore Mutual Fund Capital Trust and Gartmore Mutual Funds previously filed as Exhibit 23(h)(18) with Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A on February 28, 2003, and herein incorporated by reference.

               (1) Proposed Amended Exhibit A to the Expense Limitation Agreement, dated October 1, 2002 (as amended April [ ],
                    2003) between Gartmore Mutual Fund Capital Trust and Gartmore Mutual Funds previously filed as Exhibit 13(e)(1) with the initial Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

     (14) Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act:

          (a) Consent of independent auditors previously filed as Exhibit 14(a) with the initial Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

     (15) All financial statements omitted pursuant to Items 14(a)(1):

          Not Applicable.

     (16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement:

          (a)  Power of Attorney for Charles E. Allen, Paula H.J. Cholmondeley,
               C. Brent Devore, Robert M. Duncan, Barbara Hennigar, Paul J. Hondros, Thomas J. Kerr, IV, Douglas Kridler, Arden L. Shisler, and David C. Wetmore dated September 19, 2002 previously filed as
               Exhibit 23(q)(1) with Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A on November 5, 2002 and herein incorporated by reference.

          (b) Power of Attorney for Gerald J. Holland dated October 30, 2002 previously filed as Exhibit 23(q)(2) with Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A on November 5, 2002, and herein incorporated by reference.

          (c)  Power of Attorney for Charles E. Allen, C. Brent Devore, Robert
               M. Duncan, Barbara Hennigar, Paul J. Hondros, Thomas J. Kerr, IV, Douglas Kridler, Mark L. Lipson and Arden L. Shisler dated March 13, 2003 previously filed as Exhibit 16(c) with the initial Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

     (17) Any additional exhibits which GVIT may wish to file:

          (a) The Prospectus of the GMF Worldwide Leaders Fund, dated March 1, 2003 previously filed as Exhibit 17(a) with the initial Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

          (b) The Prospectus of the GMF Long-Short Fund, dated April 21, 2003, as filed pursuant to Rule 497(c) on April 24, 2003 (File Nos. 333-40455 and 811-08495) is hereby incorporated by reference to this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 as Exhibit 17(b).

          (c) Statement of Additional Information of the Gartmore Funds, dated April 21, 2003, as filed pursuant to Rule 497(c) on April 24, 2003 (File Nos. 333-40455 and 811-08495) is hereby incorporated by reference to this Post-Effective Amendment No. 1 to the Registration Statement as Exhibit 17(c).

          (d) The Annual Report to Shareholders of the Gartmore Funds for the fiscal year ended October 31, 2002 previously filed as Exhibit 17(d) with the initial Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

          (e) Combined Prospectus for Class R shares of the MF Global Opportunities Fund and MF Global Focus Fund dated October 31, 2002, previously filed as Exhibit 17(e) with the initial Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

          (f) Prospectus for Class R shares of the MF Long-Short Fund, dated February 10, 2003, previously filed as Exhibit 17(f) with the initial Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

          (g) Prospectus for Class A, B and C shares of the MF Global Focus Fund, dated October 31, 2002, previously filed as Exhibit 17(g) with the initial Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

          (h) Prospectus for Class A, B and C shares of the MF Long-Short Fund, dated February 10, 2003, previously filed as Exhibit 17(h) with the initial Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

Item 17. Undertakings

     (1) The undersigned Gartmore Funds agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the 1933 Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Gartmore Funds agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

Pursuant to the requirments of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 1 to the Registration Statement meets all of the requirements for the effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus and the State of Ohio, on this 30th day of April, 2003.

                                               Registrant:
                                               Gartmore Mutual Funds


                                               By: /s/ Elizabeth A. Davin
                                                   -----------------------------
                                                   Elizabeth A. Davin, Esq.
                                                   Assistant Secretary

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                                Title                 Date
---------                                -----                 ----
                                 Principal Executive
/s/ Paul J. Hondros              Officer, Trustee           April 30, 2003
------------------------------   and Chairman
Paul J. Hondros*


/s/ Gerald J. Holland            Principal Accounting and   April 30, 2003
------------------------------   Financial Officer
Gerald J. Holland*               Treasurer


/s/ Charles E. Allen             Trustee                    April 30, 2003
------------------------------
Charles E. Allen*


/s/ Paula H.J. Cholmondeley      Trustee                    April 30, 2003
------------------------------
Paula H.J. Cholmondeley*


/s/ C. Brent Devore              Trustee                    April 30, 2003
------------------------------
C. Brent Devore*


/s/ Robert M. Duncan             Trustee                    April 30, 2003
------------------------------
Robert M. Duncan*


/s/ Barbara Hennigar             Trustee                    April 30, 2003
------------------------------
Barbara Hennigar*


/s/ Thomas J. Kerr, IV           Trustee                    April 30, 2003
------------------------------
Thomas J. Kerr, IV*


/s/ Douglas F. Kridler           Trustee                    April 30, 2003
------------------------------
Douglas F. Kridler*


/s/ Arden L. Shisler             Trustee                    April 30, 2003
------------------------------
Arden L. Shisler*

/s/ David C. Wetmore             Trustee                      April 30, 2003
------------------------------
David C. Wetmore*


/s/ Mark L. Lipson               Trustee                      April 30, 2003
------------------------------
Mark L. Lipson*


                                 *By: /s/ Elizabeth A. Davin, Esq.
                                      ------------------------------------------
                                      Elizabeth A. Davin, Attorney-in-Fact
                                      *Pursuant to Powers-of-Attorney.

                              GARTMORE MUTUAL FUNDS
                       REGISTRATION STATEMENT ON FORM N-14
                                  EXHIBIT INDEX

EXHIBIT NO.   DESCRIPTION
-----------   -----------


(1)(a) Amended Declaration of Trust dated as of October 30, 1997 (amended March 13, 2003) of Gartmore Mutual Funds previously filed as
              Exhibit 1(a) with the initial Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.


(2)(a) Amended Bylaws, dated August 25, 1983, as amended January 25, 2002, of the Gartmore Funds previously filed as Exhibit 23(b) with Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A on November 5, 2002, and herein incorporated by reference.


(4)(a) Agreement and Plan of Reorganization between The Montgomery Funds, Gartmore Mutual Funds, Gartmore Global Investments, Inc. and Commerzbank AG, dated March 14, 2003, previously filed as
              Exhibit 4(a) with the initial Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

(4)(b) Agreement and Plan of Reorganization between The Montgomery Funds II, Gartmore Mutual Funds, Gartmore Global Investments, Inc. and Commerzbank AG, dated March 14, 2003, previously filed as
              Exhibit 4(b) with the initial Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.


(6)(a) Investment Advisory Agreement dated May 9, 1998 among Nationwide Investing Foundation III (now known as Gartmore Mutual Funds) and Nationwide Advisory Services, Inc. previously filed as Exhibit 24(b)(5)(a) with Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A on January 5, 1999, and herein incorporated by reference.

6(a)(1) Amendment dated September 1, 1999 to the Investment Advisory Agreement among Nationwide Mutual Funds (now known as Gartmore Mutual Funds), Nationwide Advisory Services, Inc. and Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) previously filed as Exhibit 23(d)(1)(a) with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on December 29, 1999, and herein incorporated by reference.


6(a)(2) Proposed Amended Exhibit A, effective April [_], 2003, to the Investment Advisory Agreement among Gartmore Mutual Funds and Gartmore Mutual Fund Capital Trust previously filed as Exhibit 6(a)(2) with the initial Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.


6(b) Investment Advisory Agreement dated August 30, 2000 among Nationwide Mutual Funds (now known as Gartmore Mutual Funds) and Villanova Global Asset Management Trust (now known as Gartmore Global Asset Management Trust) previously filed as Exhibit 23(d)(3)(a) with Post-

EXHIBIT NO.   DESCRIPTION
-----------   -----------

              Effective Amendment No. 40 to the Registration
              Statement on Form N-1A on November 5, 2002, and herein incorporated by reference.

6(b)(1) Amended Exhibit A, effective December 18, 2001, to the Investment Advisory Agreement among Nationwide Mutual Funds (now known as Gartmore Mutual Funds) and Gartmore Global Asset Management Trust previously filed as Exhibit 23(d)(3)(b) with Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A on November 5, 2002, and herein incorporated by reference.

6(c)(1) Proposed Subadvisory Agreement dated April [_], 2003 among Gartmore Mutual Funds, Gartmore Mutual Fund Capital Trust and SSI Investment Management, Inc. previously filed as Exhibit 6(c)(1) with the initial Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

6(d)(1) Subadvisory Agreement dated August 30, 2000 among Nationwide Mutual Funds (now known as Gartmore Mutual Funds), Villanova Global Asset Management Trust (now known as Gartmore Global Asset Management Trust) and Gartmore Global Partners previously filed as Exhibit 23(d)(4)(e)(1) with Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A on November 5, 2002, and herein incorporated by reference.

6(d)(1)(a)    Amended Exhibit A, effective December 3, 2001, to the Subadvisory
              Agreement among Nationwide Mutual Funds (now known as Gartmore
              Mutual Funds), Villanova Global Asset Management Trust (now known as Gartmore Global Asset Management Trust) and Gartmore Global
              Partners previously filed as Exhibit 23(d)(4)(e)(2) with Post-Effective Amendment No. 40 to the Registration Statement on
              Form N-1A on November 5, 2002, and herein incorporated by reference.

7(a) Underwriting Agreement dated October 1, 2002 between Gartmore Mutual Funds and Gartmore Distribution Services, Inc. previously filed as Exhibit 7(a) with the initial Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

7(a)(1) Proposed Amended Schedule A, effective April [_], 2003, to the Underwriting Agreement between Gartmore Mutual Funds and Gartmore Distribution Services, Inc. previously filed as Exhibit 7(a)(1) with the initial Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

7(b) Model Dealer Agreement previously filed as Exhibit 4(b)(6)(b) with Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A on January 5, 1999.

7(c) Standard Dealer Agreement previously filed as Exhibit 7(c) with the initial Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

EXHIBIT NO.   DESCRIPTION
-----------   -----------


9(a) Global Custody Agreement dated April 4, 2003 between Gartmore Mutual Funds and JPMorgan Chase Bank is included in this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 as Exhibit 9(a).

10(a)         Proposed Distribution Plan under Rule 12b-1 effective April [   ],
              2003, previously filed as Exhibit 10(a) with the initial Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

10(b) Model Dealer Agreement previously filed as Exhibit 4(b)(6)(b) with Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A on January 5, 1999, and herein incorporated by reference.

10(c) Standard Dealer Agreement previously filed as Exhibit 7(c) with the initial Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

10(d)         Proposed Amended Rule 18f-3 Plan, amended effective April [    ],
              2003, previously filed as Exhibit 10(d) with the initial Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

11(a) Opinion and consent of counsel previously filed as Exhibit 11(a) with the initial Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

12(a) Form of Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders to be filed by post-effective amendment.

13(a) Fund Administration Agreement dated May 9, 1998 among Nationwide Investing Foundation III (now known as Gartmore Mutual Funds) and Nationwide Advisory Services, Inc. previously filed as Exhibit 24(b)(9)(a) with Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A on January 5, 1999, and herein incorporated by reference.

13(a)(1) Amendment effective as of September 1, 1999 to the Fund Administration Agreement among Nationwide Mutual Funds (now known as Gartmore Mutual Funds), Nationwide Advisory Services, Inc. and Villanova SA Capital Trust (now known as Gartmore SA Capital Trust) previously filed as Exhibit 23(h)(1)(b) with Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A on December 13, 1999, and herein incorporated by reference.

13(a)(2)      Proposed Amended Exhibit A, effective April [    ], 2003, to the
              Fund Administration Agreement among Gartmore Mutual Funds and Gartmore SA

EXHIBIT NO.   DESCRIPTION
-----------   -----------


              Capital Trust previously filed as Exhibit 13(a)(2) with the initial Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.


13(b) Transfer and Dividend Disbursing Agent Agreement dated May 9, 1998 between Nationwide Investing Foundation III (now known as Gartmore Mutual Funds) and Nationwide Investors Services, Inc. (now known as Gartmore Investor Services, Inc.) previously filed as Exhibit 24(b)(9)(b) with Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A on January 5, 1999, and herein incorporated by reference.


13(b)(1) Proposed Amended Exhibit A, effective April [ ], 2003, to the Transfer and Dividend Disbursing Agent Agreement among Gartmore Mutual Funds and Gartmore Investors Services, Inc. previously filed as Exhibit 13(b)(1) with the initial Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.


13(c) Administrative Services Plan (amended effective October 1, 2002) previously filed as Exhibit 23(h)(6)(b) with Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A on January 5, 1999, and herein incorporated by reference.


13(c)(1) Proposed Amended Exhibit A to the Administrative Services Plan, effective April [ ], 2003, previously filed as Exhibit 13(c)(1) with the initial Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.


13(d) Expense Limitation Agreement dated September 1, 2000 between Nationwide Mutual Funds (now known as Gartmore Mutual Funds) and Villanova Global Asset Management Trust (now known as Gartmore Global Asset Management Trust) previously filed as Exhibit 23(h)(15) with Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A on February 28, 2003, and herein incorporated by reference.


13(d)(1) Amended Exhibit A to the Expense Limitation Agreement dated September 1, 2000 (as amended April [ ], 2003) Gartmore Mutual Funds and Gartmore Global Asset Management Trust previously filed as Exhibit 13(d)(1) with the initial Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.


13(e) Expense Limitation Agreement, effective as of October 1, 2002, between Gartmore Mutual Fund Capital Trust and Gartmore Mutual Funds previously filed as Exhibit 23(h)(18) with Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A on February 28, 2003, and herein incorporated by reference.


13(e)(1) Proposed Exhibit A to the Expense Limitation Agreement, dated October 1, 2002 (as amended April [ ], 2003) between Gartmore Mutual Fund Capital Trust and Gartmore Mutual Funds previously filed as Exhibit 13(e)(1) with the initial Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

EXHIBIT NO.   DESCRIPTION
-----------   -----------

14(a) Consent of independent auditors previously filed as Exhibit 14(a) with initial Registration Statement on form N-14 on March 18, 2003, and herein incorporated by reference.

16(a)         Power of Attorney for Charles E. Allen, Paula H.J. Cholmondeley,
              C. Brent Devore, Robert M. Duncan, Barbara Hennigar, Paul J. Hondros, Thomas J. Kerr, IV, Douglas Kridler, Arden L. Shisler, and David C. Wetmore dated September 19, 2002 previously filed as
              Exhibit 23(q)(1) with Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A on November 5, 2002 and herein incorporated by reference.

16(b) Power of Attorney for Gerald J. Holland dated March 1, 2001 previously filed as Exhibit 23(q)(3) with Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A on March 5, 2001, and herein incorporated by reference.

16(c)         Power of Attorney for Charles E. Allen, C. Brent Devore, Robert M.
              Duncan, Barbara Hennigar, Paul J. Hondros, Thomas J Kerr, IV, Douglas Kridler, Mark L. Lipson and Arden L. Shisler dated March, 2003 previously filed as Exhibit 16(c) with the initial Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

17(a)         The Prospectus of the GMF Worldwide Leaders Fund, dated
              March 1, 2003, previously filed as Exhibit 17(a) with the initial Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

17(b)         The Prospectus of the GMF Long-Short Fund, dated April 21,
              2003, as filed pursuant to Rule 497(c) on April 24, 2003 (File Nos. 333-40455 and 811-08495) is hereby incorporated by reference to this Post Effective Amendment No. 1.to the Registration Statement on Form N-14 as Exhibit 17(b).

17(c) Statement of Additional Information of the Gartmore Funds, dated April 21, 2003, as filed pursuant to Rule 497(c) on April 24, 2003 (File Nos. 333-40455 and 811-08495) is hereby incorporated by reference to this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 as Exhibit 17(c).

17(d) The Annual Report to Shareholders of the Gartmore Funds for the fiscal year ended October 31, 2002 previously filed as
              Exhibit 17(d) with the initial Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

17(e) Combined Prospectus for Class R shares of the MF Global Opportunities Fund and MF Global Focus Fund dated October 31, 2002 previously filed as Exhibit 17(e) with the initial Registration Statement on Form N-14 on March 18, 2003 and herein incorporated by reference.

17(f) Prospectus for Class R shares of the MF Long-Short Fund, dated February 10, 2003 previously filed as Exhibit 17(f) with the initial Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

17(g)         Prospectus for Class A, B and C shares of the MF Global Focus
              Fund dated October 31, 2002 previously filed as Exhibit 17(g) with the initial Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

17(h) Prospectus for Class A, B and C shares of the MF Long-Short Fund, dated February 10, 2003, previously filed as Exhibit 17(h) with the initial Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.